Commitments and Contingencies - Royalty agreements (Details) - 12 months ended Dec. 31, 2021 - Gelesis - One S.r.l - Amended and restated master agreement € in Millions, $ in Millions	EUR (€)	USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty on net product sales	2.00%
Payments to be made upon the achievement of certain milestones	€ 17.5	$ 19.9